SUBSEQUENT EVENTS (Details)		1 Months Ended	12 Months Ended
	Jan. 15, 2021 USD ($)	May 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Jul. 31, 2022 property	May 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($) property	Dec. 31, 2021 CNY (¥) property	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)
Subsequent events | Qilian Chengdu Purchase Agreement
Subsequent Event [Line Items]
Number of real estate properties | property				4		4	4
Total price of real estate						$ 1,200,000	¥ 7,619,075
Subsequent events | Gansu QLS Supply Chain Agreement
Subsequent Event [Line Items]
Credit facility		$ 4,600,000			¥ 30,000,000
Subsequent events | China Construction Bank
Subsequent Event [Line Items]
Credit facility		$ 200,000			¥ 1,000,000
Credit limit due date		Mar. 23, 2023
Agricultural Development Bank of China ("ADBC") | Gansu QLS
Subsequent Event [Line Items]
Repayment of Debt | ¥			¥ 20,000,000
Debt Asset Ratio			70
Contingency Liability Ratio			20
Agricultural Development Bank of China ("ADBC") | Subsequent events | Gansu QLS
Subsequent Event [Line Items]
Amount borrowed						$ 1,500,000	¥ 10,000,000	$ 1,500,000	¥ 10,000,000
IPO
Subsequent Event [Line Items]
Net proceeds from IPO | $	$ 25,728,401.50